Shareholders equipty -Income reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Operating Profit, Reserve Balance Maintenance	R$ (291,937)
Operating Profit, Reserve Balance	214,555	R$ (14,574)
Legal reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance	2,517,519	1,847,109
Capital increase reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance	10,128,485	2,807,632
Special statutory reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance	2,972,996	1,847,109
Tax incentive reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance	1,534,462	1,319,908
Investments reserve
Disclosure of classes of share capital [line items]
Equity, reserve balance	R$ 2,964,772	R$ 5,157,140